NET LOSS PER COMMON SHARE (Details 2) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss per common share
Net loss	$ (17,730)	$ (14,448)	$ (14,448)	$ (16,197)
Accruals of dividends and accretion to redemption value of preferred stock			(3,300)	(2,925)
Loss attributable to common stockholders - basic and diluted	$ (10,496)	$ (16,917)	$ (21,217)	$ (6,883)
Weighted-average shares used in computing basic and diluted net loss per common share (in shares)	11,179,756	926,597	926,597	1,697,044
Basic and diluted net loss per common share (in dollars per share)	$ (0.94)	$ (18.26)	$ (18.26)	$ (4.06)
Series A convertible redeemable preferred stock
Net loss per common share
Performance Adjustment				$ 12,239
Pro Forma
Net loss per common share
Weighted-average shares used in computing basic and diluted net loss per common share (in shares)			7,471,303
Basic and diluted net loss per common share (in dollars per share)			$ (2.84)